Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Cash at banks	€ 83,508	€ 130,196
Interest Rate Risk
Financial Instruments
Cash at banks	€ 45,793	€ 82,128
Percentage hypothetical reasonable increase or decrease in basis points	0.50%	50.00%
Increase (decrease) in cash at banks due to reasonably possible increase in risk assumption	€ 229	€ 411
Increase (decrease) in cash at banks due to reasonably possible decrease in risk assumption	€ (229)	€ (411)